Document and Entity Information	Jul. 31, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001577526
Document Type	8-K
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	C3.AI, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39744
Entity Tax Identification Number	26-3999357
Entity Address, Address Line One	1400 Seaport Blvd
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	503-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	AI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false